Financial risk management and financial instruments - Statement of Financial Position Impact (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Derivatives and financial guarantees
Financial risk management and financial instruments
Financial liabilities	R (2,059)	R (1,473)
Derivatives
Financial risk management and financial instruments
Financial assets	1,827	2,739
Financial liabilities	(1,912)	(1,468)
Foreign exchange contracts
Financial risk management and financial instruments
Financial assets	42	4
Financial liabilities	(45)	(393)
Coal swaps
Financial risk management and financial instruments
Financial assets		21
Financial liabilities	(414)	(2)
Crude oil futures
Financial risk management and financial instruments
Financial assets		52
Financial liabilities	(91)
Zero cost collar
Financial risk management and financial instruments
Financial assets	979	1,546
Financial liabilities	(1,317)	(3)
Crude oil options
Financial risk management and financial instruments
Financial assets	482	1,116
Interest rate swap
Financial risk management and financial instruments
Financial assets	291
Financial liabilities	(45)	(1,070)
Ethane swaps
Financial risk management and financial instruments
Financial assets	33
Financial guarantees
Financial risk management and financial instruments
Financial liabilities	R (147)	R (5)